Consolidated Statements of Equity - USD ($) $ in Millions	Total	Common Stock	Additional Paid-in Capital	Parent Company Investment	Retained Earnings / (Deficit)	Accumulated Other Comprehensive Losses	Treasury Stock
Beginning balance at Dec. 31, 2011	$ 16,588	$ 0	$ 0	$ 16,713	$ 0	$ (125)	$ 0
Comprehensive earnings / (losses):
Net earnings	1,642			1,552	90
Other comprehensive losses, net of income taxes	(98)					(98)
Consummation of spin-off transaction on October 1, 2012	(3,695)		4,208	(7,670)		(233)
Net transfers to / from Mondelēz International	(10,599)			(10,595)		(4)
Exercise of stock options, issuance of other stock awards and other	30		32				(2)
Dividends declared ($2.15 per share for the year ended December 27, 2014, $2.05 per share for the year ended December 28, 2013, and $0.50 per share for the year ended December 29, 2012)	(296)				(296)
Ending balance at Dec. 29, 2012	3,572	0	4,240	0	(206)	(460)	(2)
Comprehensive earnings / (losses):
Net earnings	2,715				2,715
Other comprehensive losses, net of income taxes	(39)					(39)
Exercise of stock options, issuance of other stock awards and other	167		194				(27)
Dividends declared ($2.15 per share for the year ended December 27, 2014, $2.05 per share for the year ended December 28, 2013, and $0.50 per share for the year ended December 29, 2012)	(1,228)				(1,228)
Ending balance at Dec. 28, 2013	5,187	0	4,434	0	1,281	(499)	(29)
Comprehensive earnings / (losses):
Net earnings	1,043				1,043
Other comprehensive losses, net of income taxes	(63)					(63)
Exercise of stock options, issuance of other stock awards and other	223		244				(21)
Repurchase of common stock under share repurchase program	(746)						(746)
Dividends declared ($2.15 per share for the year ended December 27, 2014, $2.05 per share for the year ended December 28, 2013, and $0.50 per share for the year ended December 29, 2012)	(1,279)				(1,279)
Ending balance at Dec. 27, 2014	$ 4,365	$ 0	$ 4,678	$ 0	$ 1,045	$ (562)	$ (796)